Schedule of Trade Receivables (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Open accounts	[1]	₪ 65,820	₪ 34,841
Credit cards receivable		1,634	3,725
Provision for discount		(1,858)	(753)
Provision for doubtful debts		(5,185)	(894)
trade receivables		₪ 60,411	₪ 36,919

[1]	For additional information, please see Note 13A(2) regarding factoring.